PHOENIX INVESTMENT PARTNERS



JUNE 30, 1999


ABERDEEN

ANNUAL REPORT





Phoenix-Aberdeen
Worldwide
Opportunities
Fund




[LOGO]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:
[PHOTO]
PHILIP MCLOUGHLIN

  We are pleased to provide this annual report for the Phoenix-Aberdeen Worldwide Opportunities Fund for the 12 months ended June 30, 1999. This year has been a particularly volatile period for markets around the world, and we realize that these dramatic up and down movements may have caused you some concern. Perhaps the best way to deal with market fluctuations is to keep in mind a few "basics of investing."

REMAIN FOCUSED ON YOUR LONG-TERM INVESTMENT STRATEGY. Redeeming an investment when the market drops or a fund's share price falls can work against you over time. You could miss out on opportunities for your investment to grow when the market or the fund's share price begins to move up. And in the long run, that could make a big difference in how successful you are in achieving your financial goals.

DIVERSIFY YOUR PORTFOLIO. Spreading your investments among different asset classes and investment styles helps reduce risk. If one type of investment doesn't perform well over a certain time period, it may be offset by the good results of another investment.

TAKE ADVANTAGE OF DOLLAR-COST AVERAGING. You can make market fluctuations work to your advantage by investing a set amount of money at regular intervals. This is called dollar-cost averaging, and it means that when prices are low you will be buying more units and when prices are high, you'll buy fewer. Remember, periodic investment plans do not assure a profit or protect against a loss in declining markets. This type of plan involves continuous investments in securities regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

  Our mission is to help you achieve your long-term financial goals. We believe that by remaining true to our investment discipline, we will continue to add value for our shareholders over the long term. Of course, past performance is not a guarantee of future results.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JULY 16, 1999

             Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is appropriate for investors seeking long-term capital appreciation by investing primarily in a diversified portfolio of equity securities throughout the world. The Fund essentially focuses on quality companies with strong management, solid growth prospects and attractive relative valuations. Investors should note that foreign investments pose added risks, such as currency fluctuation, less public disclosure, as well as economic and political risks.

Q: HOW DID THE FUND PERFORM DURING THIS VOLATILE MARKET ENVIRONMENT?

A: For the 12 months ended June 30, 1999, Class A shares returned 8.90% and Class B shares returned 7.99% compared with a return of 15.67% for the Fund's benchmark index, the MSCI World Index(1) (net of foreign dividends). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS MOST AFFECTED PERFORMANCE?

A: The Fund underperformed the benchmark because early in the year, the portfolio was underweighted in the two regions that performed best, the United States and Japan, and overweighted in the UK and Europe, which did not perform as well. The strength of the Japanese yen helped the performance of our Japanese holdings, while European performance was damaged by the significant weakness of the euro against the dollar since the euro's inception in January 1999. In the second half of last year, we reduced our very large overweighting in European equities. This area had resulted in substantial outperformance, but we were concerned that valuations had advanced too quickly in many instances. We decided that it would be opportune to take profits in Europe and reinvest the proceeds in the United States where we had been heavily underweighted and Japan where we had previously no holdings. This strategy proved successful; however, the changes that we made still resulted in an underweighted position in those regions, albeit not as drastic as the previous situation.

Q: IS THE ASIAN CRISIS OVER?

A: We believe the Asian economies have now bottomed out, with many governments raising their growth forecasts for the year. Inflation should not be a concern in the major economies and the central banks should continue to keep interest rates low in order to ignite domestic demand. Restructuring efforts are continuing, although at a slower than desired pace. While we have seen a strong resurgence in Asian stock markets, there are still some considerable risks remaining: a possible Chinese currency devaluation; a deterioration of the Japanese economy; any backtracking on economic reform. However, we continue to believe that any pullback is a good buying opportunity as improving macro fundamentals, restructuring, and corporate earnings will provide support for the regional stock markets.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX (NET OF FOREIGN DIVIDENDS) IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN GLOBAL MARKET PERFORMANCE.
    THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS?

A: The major surprise for financial markets over the first half of the year was the much stronger-than-anticipated performance of the global economy. Although global growth prospects have improved considerably, risks have not entirely disappeared. Asia's two largest economies, Japan and China, remain beset with severe structural problems, while U.S. financial imbalances continue to grow.

    With U.S. domestic demand booming, the Asian demand cycle shaping up as a classic `V' and virtually the rest of the world experiencing upgrades to growth forecasts, the global economy is generally expected to expand by around 2 1/2% - 3% both this year and next. The main reason why 2000 will not show that much of an improvement over the current year can be ascribed to Y2K spending borrowing from next year's growth.

    Unsurprisingly, with the much improved economic background, market concerns have shifted, with risks of inflation replacing the worries of deflation. While a cyclical upturn in prices is expected through next year, certainly as PPI inflation reasserts itself, core inflation pressures will remain subdued.

    Financial markets have reacted typically to the "growth surprises" with bond yields rising sharply and industrial/cyclical economies and stocks recovering strongly from their battering since the Asian crisis erupted in mid-1997. In the immediate future there is little reason to expect any major changes to these general trends. The Fed's message accompanying the recent 25 basis point hike in the Fed Funds rate to 5.00% was interpreted by financial markets as inferring that there would be no aggressive tightening of policy. If correct, bond markets are unlikely to rally any further from their current 5.99% and pressure on bonds is likely to build without evidence of slowing domestic demand. Even so, enthusiasm on Wall Street could be extended with hopes of good profit growth, further merger and acquisition activity and a Fed chairman seemingly well disposed toward equity investors and expected to deliver only a modest tightening of monetary policy. In much of the rest of the world, the need for a more restrictive stance is some way off and indeed, monetary policy is either loose or still loosening. Overall, such monetary conditions (allied to recovering economies) present a propitious background for most equity markets and for further outperformance by economically sensitive stocks, but a testing time for bonds.

    With the U.S. equity and bond markets initially both reacting favorably to the Fed's latest move, there is now a greater rather than lesser chance of a series of rate increases being required. The risk must be that the financial markets underestimate the extent to which the Fed needs to raise rates, causing further bond weakness at a time of already very extended U.S. valuations. Thus, the risks to the U.S. markets are growing, and given the close correlation of most leading equity markets, all world markets would be vulnerable to a U.S. setback of any substance.

Q: WHAT ABOUT SPECIFIC AREAS OVERSEAS?

A: In Europe, a German recovery is now under way, which should be the catalyst for improved relative performance from regional stock markets and the currency. While UK valuations are no longer cheap, the technical position remains highly supportive and investment bankers' powers of persuasion have shown few signs of waning in UK boardrooms.

    In the Far East, Japan's longer-term prospects will benefit from the growing acceptance of the new business model based on profitability, but near-term economic worries remain. Asia Pacific (e.g. Hong Kong) is much less vulnerable to U.S. developments with the freeing of most local currencies, and, while Latin America is more exposed, debt spreads are already pricing in considerable risk.

    With the U.S. tightening monetary policy, prospects outside the U.S. appear more favorable. Liquidity should continue to drive Far Eastern and emerging markets forward, while Europe remains our favored area.

                                                                   JULY 14, 1999

Phoenix-Aberdeen Worldwide Opportunities Fund
AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 6/30/99

                                                                        INCEPTION    INCEPTION
                                          1 YEAR  5 YEARS   10 YEARS   TO 6/30/99       DATE
                                          ------  -------   --------   -----------   ----------
Class A Shares at NAV(2)                    8.90%  15.99%     11.77%          9.58%      --
Class A Shares at POP(3)                    3.73   14.86      11.23           9.45       --
Class B Shares at NAV(2)                    7.99    --        --             14.75      7/15/94
Class B Shares with CDSC(4)                 4.66    --        --             14.52      7/15/94
Class C Shares at NAV(2)                    --      --        --             11.68     12/16/98
Class C Shares with CDSC(4)                 --      --        --             10.79     12/16/98
MSCI World Index(8)                        15.67   16.75      11.48         Note 5       Note 5
S&P 500 Stock Index(9)                     22.71   27.93      18.78         Note 6       Note 6

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) NAV (Net Asset Value) total returns do not include the effect of any sales charge.
(3) POP (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 16.61% for Class B (since 7/31/94) and 8.51% for Class C (since 12/31/98).
(6) Index performance is 27.57% for Class B (since 7/15/94) and 18.77% for Class C (since 12/16/98).
(7) This chart illustrates POP returns on Class A Shares for ten years. Returns on Class B Shares will vary due to differing sales charges.
(8) The Morgan Stanley Capital International (MSCI) World Index (net of foreign dividends) is an unmanaged, commonly used measure of total return global market performance. The Index's performance does not reflect sales charges.
(9) The S&P 500 Index is an unmanaged commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 6/30

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  DATE     PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES CLASS A(7)    MSCI WORLD INDEX(8)   S&P 500 STOCK INDEX(9)
06/30/89                                                  9,525                 10,000                   10,000
06/30/90                                                  9,733                 10,709                   11,632
06/30/91                                                  9,220                 10,185                   12,493
06/30/92                                                  9,721                 10,615                   14,174
06/30/93                                                 10,831                 12,393                   16,103
06/30/94                                                 13,805                 13,663                   16,319
06/30/95                                                 14,707                 15,120                   20,579
06/30/96                                                 17,852                 17,908                   25,954
06/30/97                                                 20,244                 21,897                   34,974
06/30/98                                                 26,611                 25,626                   45,571
06/30/99                                                 28,979                 29,641                   55,919

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 6/30/89 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

COUNTRY WEIGHTINGS                                                       6/30/99
As a percentage of equity holdings

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United States           34%
United Kingdom          14%
France                   9%
Japan                    6%
Germany                  6%
Netherlands              4%
Sweden                   4%
Other                   23%

Phoenix-Aberdeen Worldwide Opportunities Fund

  TEN LARGEST HOLDINGS AT JUNE 30, 1999 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Honeywell, Inc.                                                1.5%
        SUPPLIES PRODUCTS, SYSTEMS AND SERVICES TO CONSERVE ENERGY AND
        PROTECT THE ENVIRONMENT
    2.  AT&T Corp.                                                     1.3%
        PROVIDES VOICE, DATA AND VIDEO TELECOMMUNICATIONS SERVICES
    3.  United Overseas Bank Ltd.                                      1.2%
        PROVIDES A FULL RANGE OF COMMERCIAL BANKING AND FINANCIAL SERVICES
        WITHIN SINGAPORE
    4.  Citigroup, Inc.                                                1.1%
        DIVERSIFIED FINANCIAL SERVICES HOLDING COMPANY
    5.  SLM Holding Corp.                                              1.1%
        PROVIDES FUNDING AND SERVICING SUPPORT FOR HIGHER EDUCATION LOANS
    6.  Goodrich (B.F.) Co. (The)                                      1.1%
        SUPPLIES SYSTEMS AND COMPONENTS PARTS FOR THE AEROSPACE INDUSTRY
    7.  Bank of America Corp.                                          1.1%
        PROVIDES BANKING AND NON-BANKING FINANCIAL SERVICES
    8.  Diamonds Trust, Series I                                       1.1%
        LONG TERM INVESTMENT TRUST
    9.  Waste Management, Inc.                                         1.0%
        PROVIDES COLLECTION, TRANSFER, RECYCLING AND RESOURCE RECOVERY
        SERVICES
   10.  Morgan (J.P.) & Co., Inc.                                      1.0%
        GLOBAL FINANCIAL SERVICES FIRM

                          INVESTMENTS AT JUNE 30, 1999

                                                        SHARES          VALUE
                                                     ------------   -------------

COMMON STOCKS -- 30.5%

UNITED STATES -- 30.5%
3Com Corp. (Computers
(Networking))(b)........................                   25,000   $     667,187
AT&T Corp. (Telecommunications (Long
Distance))..............................                   49,000       2,734,813

Aetna, Inc. (Health Care (Managed
Care))..................................                    7,000         626,062
American International Group, Inc.
(Insurance (Multi-Line))................                   16,000       1,873,000

Atlantic Richfield Co. (Oil (Domestic
Integrated))............................                    9,400         785,488
Bank of America Corp. (Banks (Money
Center))................................                   30,000       2,199,375
Bank One Corp. (Banks (Major
Regional))..............................                   20,000       1,191,250
BellSouth Corp. (Telephone).............                   14,000         656,250
CIGNA Corp. (Insurance (Multi-Line))....                   12,000       1,068,000
Caterpillar, Inc. (Machinery
(Diversified))..........................                   25,000       1,500,000
Chase Manhattan Corp. (The) (Banks
(Money Center)).........................                   18,000       1,559,250

Chubb Corp. (The) (Insurance (Property-
Casualty))..............................                   15,000       1,042,500

Ciena Corp. (Communications
Equipment)(b)...........................                   55,000       1,660,312
Citigroup, Inc. (Financial
(Diversified))..........................                   49,000       2,327,500
Claire's Stores, Inc. (Retail
(Specialty))............................                   50,000       1,281,250
Corning, Inc. (Manufacturing
(Diversified))..........................                    5,000         350,625
Delphi Automotive Systems Corp. (Auto
Parts & Equipment)......................                  100,000       1,856,250

Diebold, Inc. (Manufacturing
(Specialized))..........................                   40,000       1,150,000
Eastman Kodak Co.
(Photography/Imaging)...................                   23,000       1,558,250

                                                        SHARES          VALUE
                                                     ------------   -------------
UNITED STATES--CONTINUED
Eaton Corp. (Manufacturing
(Diversified))..........................                    9,000   $     828,000
First Data Corp. (Services (Data
Processing))............................                   25,000       1,223,438
GTE Corp. (Telephone)...................                   13,000         984,750
General Electric Co. (Electrical
Equipment)..............................                   14,000       1,582,000
Goodrich (B.F.) Co. (The)
(Aerospace/Defense).....................                   53,000       2,252,500
Hartford Financial Services Group, Inc.
(The) (Insurance (Multi-Line))..........                   20,000       1,166,250

Hershey Foods Corp. (Foods).............                   30,000       1,781,250
Honeywell, Inc. (Electrical
Equipment)..............................                   27,000       3,128,625
Illinois Tool Works, Inc. (Manufacturing
(Diversified))..........................                    9,000         738,000

Intel Corp. (Electronics
(Semiconductors)).......................                   30,000       1,785,000
International Paper Co. (Paper & Forest
Products)...............................                   11,000         555,500

Mattel, Inc. (Leisure Time
(Products)).............................                   49,000       1,295,437
MediaOne Group, Inc. (Broadcasting
(Television, Radio & Cable))(b).........                   15,000       1,115,625

Mellon Bank Corp. (Banks (Major
Regional))..............................                   16,400         596,550
Microsoft Corp. (Computers (Software &
Services))(b)...........................                    6,000         541,125

Minnesota Mining & Manufacturing Co.
(Manufacturing (Diversified))...........                   13,000       1,130,188

Monsanto Co. (Chemicals
(Diversified))..........................                   35,000       1,380,312
Morgan (J.P.) & Co., Inc. (Banks (Money
Center))................................                   14,000       1,967,000

6                      See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                        SHARES          VALUE
                                                     ------------   -------------
UNITED STATES--CONTINUED
Mylan Laboratories, Inc. (Health Care
(Generic and Other))....................                   50,000   $   1,325,000
PepsiCo, Inc. (Beverages
(Non-Alcoholic))........................                   10,000         386,875
Praxair, Inc. (Chemicals)...............                   12,000         587,250
Procter & Gamble Co. (The) (Household
Products (Non-Durable)).................                   10,000         892,500

Royal Caribbean Cruises Ltd.
(Shipping)..............................                   32,000       1,400,000
SBC Communications, Inc. (Telephone)....                   22,000       1,276,000
SLM Holding Corp. (Financial
(Diversified))..........................                   50,000       2,290,625
UST, Inc. (Tobacco).....................                   20,000         585,000
Waste Management, Inc. (Waste
Management).............................                   40,000       2,150,000
Wells Fargo Co. (Banks (Major
Regional))..............................                   40,000       1,710,000
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $57,674,360)                                          62,742,162
---------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 59.1%

ARGENTINA -- 0.2%
Perez Companc SA Sponsored ADR (Oil &
Gas (Exploration & Production)).........                   22,000         255,233

Telecom Argentina SA Sponsored ADR
(Telecommunications (Long Distance))....                    6,400         171,200
                                                                    -------------
                                                                          426,433
                                                                    -------------

AUSTRALIA -- 1.0%
Australian Gas Light Co., Ltd. (Natural
Gas)....................................                  150,000         912,461
QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................                  293,000       1,115,175
                                                                    -------------
                                                                        2,027,636
                                                                    -------------

BRAZIL -- 1.4%
Embratel Participacoes SA ADR
(Telephone).............................                   25,000         346,875
Tele Centro Sul Participacoes SA ADR
(Telephone).............................                    6,500         360,750

Tele Norte Leste Participacoes SA ADR
(Telephone).............................                   34,000         631,125

Tele Sudeste Celular Participacoes SA
ADR (Telecommunications
(Cellular/Wireless))....................                   17,000         493,000

Telesp Celular Participacoes SA ADR
(Telecommunications
(Cellular/Wireless))....................                   20,000         535,000

                                                        SHARES          VALUE
                                                     ------------   -------------
BRAZIL--CONTINUED

Telesp Participacoes SA ADR
(Telephone).............................                   21,000   $     480,375
                                                                    -------------
                                                                        2,847,125
                                                                    -------------

CANADA -- 0.4%
Newbridge Networks Corp. (Canada)
(Communications Equipment)(b)...........                   29,000         833,750

DENMARK -- 0.9%
Danisco A/S (Foods).....................                   13,800         623,629
Tele Danmark A/S (Telephone)............                   25,202       1,240,515
                                                                    -------------
                                                                        1,864,144
                                                                    -------------

FINLAND -- 1.3%
Nokia Oyj Class A (Communications
Equipment)..............................                   19,430       1,703,191
Stora Enso Oyj (Paper & Forest
Products)...............................                   48,295         517,973
UPM-Kymmene Oyj (Paper & Forest
Products)...............................                   15,980         458,135
                                                                    -------------
                                                                        2,679,299
                                                                    -------------

FRANCE -- 7.8%
Air Liquide (Chemicals (Specialty)).....                    3,630         570,884
Alcatel SA ADR (Communications
Equipment)..............................                   55,000       1,560,625
Alstom (Engineering & Construction).....                   49,085       1,543,904
Axa (Insurance (Multi-Line))............                    6,632         809,097
Canal Plus (Broadcasting (Television,
Radio & Cable)).........................                    1,000         280,608

Carrefour SA (Retail (Food Chains)).....                    5,112         751,238
Castorama Dubois (Retail (Building
Supplies))..............................                    3,411         809,061
Coflexip SA (Metal Fabricators).........                    8,255         708,717
Compagnie de Saint Gobain (Manufacturing
(Diversified))..........................                    1,800         286,796

Dexia France (Banks (Major Regional))...                    3,379         452,308
Elf Aquitaine SA (Oil (International
Integrated))............................                    6,812         999,657
Groupe Danone (Foods)...................                    1,988         512,540
Lafarge SA (Construction (Cement &
Aggregates))............................                    9,101         865,350

Pechiney SA Class A (Containers &
Packaging (Paper))......................                   20,548         883,220

Renault SA (Automobiles)................                   19,966         868,911
Rhodia SA (Chemicals (Specialty)).......                   33,737         640,171
Schneider SA (Electrical Equipment).....                    5,000         280,763
Societe Generale Class A (Banks (Major
Regional))..............................                    5,069         893,379

                       See Notes to Financial Statements                       7

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                        SHARES          VALUE
                                                     ------------   -------------
FRANCE--CONTINUED
Total Fina SA Class B (Oil & Gas
(Refining & Marketing)).................                    6,958   $     897,663

Valeo SA (Auto Parts & Equipment).......                    8,900         734,263
Vivendi (Manufacturing (Diversified))...                    9,500         769,558
                                                                    -------------
                                                                       16,118,713
                                                                    -------------

GERMANY -- 5.2%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................                    3,000         832,233

BASF AG (Chemicals (Diversified)).......                   14,973         661,654
Bayer AG (Chemicals (Diversified))......                   14,300         595,784
Bayerische Motoren Werke AG
(Automobiles)...........................                    1,181         812,358
Bayerische Vereinsbank AG (Banks (Major
Regional))..............................                   11,975         778,014
Bewag AG (Electric Companies)...........                   19,591         302,043
DaimlerChrysler AG (Automobiles)........                   12,658       1,096,518
Deutsche Bank AG (Banks (Major
Regional))..............................                   11,300         689,294
Deutsche Lufthansa AG (Airlines)........                   44,273         802,656
Mannesmann AG (Manufacturing
(Diversified))..........................                    7,032       1,049,347
Metro AG (Retail (Specialty))...........                   11,997         744,802
Muenchener Rueckversicherungs New Shares
(Insurance (Multi-Line))(b).............                    2,637         481,343

Muenchener
Rueckversicherungs-Gesellschaft AG
(Insurance (Multi-Line))................                    2,637         488,142

RWE AG (Manufacturing (Diversified))....                   12,162         563,023
SAP AG Sponsored ADR (Germany)
(Computers (Software & Services)).......                   23,000         796,375
                                                                    -------------
                                                                       10,693,586
                                                                    -------------

GREECE -- 0.4%
Alpha Credit Bank (Banks (Major
Regional))..............................                    5,886         379,428
Hellenic Telecommunications Organization
SA (Telephone)..........................                   18,700         400,829
                                                                    -------------
                                                                          780,257
                                                                    -------------

HONG KONG -- 1.2%
Hongkong Electric Holdings Ltd.
(Electric Companies)....................                  350,000       1,127,779

Swire Pacific Ltd. Class B
(Manufacturing (Diversified))...........                1,760,000       1,315,700
                                                                    -------------
                                                                        2,443,479
                                                                    -------------

                                                        SHARES          VALUE
                                                     ------------   -------------

HUNGARY -- 0.4%
Magyar Tavkozlesi Rt Sponsored ADR
(Telecommunications (Long Distance))....                   17,900   $     492,250

Mol Magyar Olaj-Es Gazipari Rt. (Oil
(Domestic Integrated))..................                   16,500         397,710
                                                                    -------------
                                                                          889,960
                                                                    -------------

INDIA -- 0.5%
Mahanagar Telephone Nigam Ltd. GDR
(Telecommunications (Long Distance))....                  107,000       1,086,050

INDONESIA -- 0.3%
PT Indosat (Telecommunications (Long
Distance))..............................                  135,000         258,832
PT Indosat ADR (Telecommunications (Long
Distance))..............................                   22,000         429,000
                                                                    -------------
                                                                          687,832
                                                                    -------------

ISRAEL -- 0.4%
Bank Hapoalim Ltd. (Banks (Major
Regional))..............................                  121,000         310,427
Koor Industries Ltd. (Manufacturing
(Diversified))..........................                    4,748         547,451
                                                                    -------------
                                                                          857,878
                                                                    -------------

ITALY -- 1.5%
Assicurazioni Generali (Insurance
(Life/Health))..........................                   15,000         519,759
Banca Intesa SPA (Banks (Major
Regional))..............................                  307,458         688,045
San Paolo-IMI SPA (Banks (Major
Regional))..............................                   43,969         598,538
Telecom Italia Mobile SPA
(Telecommunications
(Cellular/Wireless))....................                   98,673         589,181

Telecom Italia SPA (Telephone)..........                   66,958         696,041
                                                                    -------------
                                                                        3,091,564
                                                                    -------------

JAPAN -- 5.6%
77 Bank Ltd. (The) (Banks (Major
Regional))..............................                   55,000         481,674
Canon, Inc. (Office Equipment &
Supplies)...............................                   15,000         431,276
Dai Nippon Printing Co., Ltd. (Specialty
Printing)...............................                   35,000         559,544
Fuji Photo Film Co.
(Photography/Imaging)...................                   13,000         491,919
Hitachi Credit Corp. (Consumer
Finance)................................                   30,000         593,624
Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................                   10,000         669,222
Kao Corp. (Household Products
(Non-Durable))..........................                   20,000         561,816
Kawasumi Laboratories, Inc. (Health Care
(Medical Products & Supplies))..........                   30,000         448,626

Kirin Beverage Corp. (Beverages
(Alcoholic))............................                   32,000         573,713
Mabuchi Motor Co., Ltd. (Electrical
Equipment)..............................                    8,000         743,579
Nippon COMSYS Corp. (Engineering &
Construction)...........................                   35,000         568,219

8                      See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                        SHARES          VALUE
                                                     ------------   -------------
JAPAN--CONTINUED
Nippon Telegraph & Telephone Corp.
(Telephone).............................                       50   $     582,471
Rinnai Corp. (Household Furnishings &
Appliances).............................                   35,000         803,892

Rohm Co., Ltd (Electronics
(Semiconductors)).......................                    5,000         782,824
Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................                   68,000         669,122
Secom Co., Ltd. (Services (Commercial &
Consumer))..............................                    6,000         624,607

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................                   18,000         602,299

Suzuki Motor Corp. (Automobiles)........                   40,000         636,174
Takeda Chemical Industries (Health Care
(Drugs-Major Pharmaceuticals))..........                   14,000         648,897
                                                                    -------------
                                                                       11,473,498
                                                                    -------------

MALAYSIA -- 0.2%
Carlsberg Brewery Malaysia Berhad
(Beverages (Alcoholic))(c)..............                  100,000         255,924

Malaysian Oxygen Berhad (Chemicals
(Specialty))(c).........................                   61,000         130,095
                                                                    -------------
                                                                          386,019
                                                                    -------------
MEXICO -- 1.2%
Cemex SA de CV Class B Sponsored ADR
(Construction (Cement & Aggregates))....                   55,000         543,730

Coca-Cola Femsa SA Sponsored ADR
(Beverages (Non-Alcoholic))(b)..........                   43,000         833,125

Grupo Televisa SA Sponsored GDR
(Broadcasting (Television, Radio &
Cable))(b)..............................                   14,500         649,781

Telefonos de Mexico SA Sponsored ADR
Class L (Telecommunications (Long
Distance))..............................                    5,000         404,063
                                                                    -------------
                                                                        2,430,699
                                                                    -------------

NETHERLANDS -- 3.9%
ASM Lithography Holding NV (Equipment
(Semiconductor))(b).....................                   10,473         605,906
Benckiser NV B (Household Products (Non-
Durable))...............................                   18,447         984,482

Elsevier NV (Publishing)................                   33,311         386,466
Equant NV (Services (Data
Processing))(b).........................                    8,618         794,540

                                                        SHARES          VALUE
                                                     ------------   -------------
NETHERLANDS--CONTINUED
Fortis (NL) NV (Financial
(Diversified))..........................                   22,750   $     702,667
Getronics NV (Services (Data
Processing))............................                   13,824         531,758
IHC Caland NV (Oil & Gas (Drilling &
Equipment)).............................                   10,480         410,692

ING Groep NV (Banks (Money Center)).....                   15,000         812,124
KPN NV (Telephone)......................                    9,386         440,416
Koninklijke (Royal) Philips Electronics
NV (Electronics (Component
Distributors))..........................                    4,100         404,427

Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))............................                   23,734       1,390,243

VNU NV (Publishing).....................                   12,949         517,463
                                                                    -------------
                                                                        7,981,184
                                                                    -------------

NEW ZEALAND -- 0.2%
Telecom Corporation of New Zealand Ltd.
(Telephone).............................                   75,000         321,926

PHILIPPINES -- 0.5%
Ayala Land, Inc. (Financial
(Diversified))..........................                1,000,000         315,384
Philippine Long Distance Telephone Co.
Sponsored ADR (Telecommunications (Long
Distance))..............................                   22,000         662,750
                                                                    -------------
                                                                          978,134
                                                                    -------------

POLAND -- 0.3%
Elektrim Spolka Akcyjna SA (Distributors
(Food & Health))........................                   39,800         563,012

SINGAPORE -- 1.2%
United Overseas Bank Ltd. (Banks (Major
Regional))..............................                  360,000       2,516,344

SOUTH AFRICA -- 0.7%
Anglo American PLC (Metals Mining)(b)...                    8,360         390,685
BOE Ltd. (Financial (Diversified))......                  178,930         177,912
Liberty International PLC (Financial
(Diversified))..........................                   15,280         106,858
Liberty Life Association of Africa
(Insurance (Life/ Health))..............                   32,530         416,711

Metro Cash and Carry Ltd. (Retail
(Specialty))............................                  535,000         443,298
                                                                    -------------
                                                                        1,535,464
                                                                    -------------

SOUTH KOREA -- 0.6%
Kookmin Bank (Banks (Major Regional))...                   18,000         365,454

                       See Notes to Financial Statements                       9

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                        SHARES          VALUE
                                                     ------------   -------------
SOUTH KOREA--CONTINUED
Pohang Iron & Steel Co. Ltd. (Iron &
Steel)..................................                    8,000   $     961,102
                                                                    -------------
                                                                        1,326,556
                                                                    -------------
SPAIN -- 2.0%
Argentaria, Caja Postal y Banco
Hipotecario de Espana SA (Banks (Major
Regional))..............................                   23,626         538,217

Banco Popular Espanol SA (Banks (Major
Regional))..............................                   13,593         977,757

Banco Santander Central Hispano SA
(Banks (Major Regional))................                   68,236         710,733
Iberdrola SA (Electric Companies).......                   30,099         458,463
Repsol SA (Oil & Gas (Refining &
Marketing)).............................                   30,000         612,573
Telefonica SA (Telephone)(b)............                   16,606         799,920
                                                                    -------------
                                                                        4,097,663
                                                                    -------------

SWEDEN -- 3.8%
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                   28,355       1,103,951

Electrolux AB (Household Furnishings &
Appliances).............................                   42,288         885,379

Mandamus AB (Real Estate Development)...                    1,083           5,732
SSAB Svenskt Stal AB Series A (Iron &
Steel)..................................                   24,500         306,908
Sandvik AB Class B (Machinery
(Diversified))..........................                   13,600         300,738
Skandia Forsakrings AB (Insurance
(Life/Health))..........................                   75,732       1,416,344
Skandinaviska Enskilda Banken Class A
(Banks (Major Regional))................                   73,358         854,230

Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment)..............                   38,345       1,229,044

Telefonaktiebolaget LM Ericsson
Sponsored ADR (Communications
Equipment)..............................                   55,000       1,811,563
                                                                    -------------
                                                                        7,913,889
                                                                    -------------

SWITZERLAND -- 3.4%
Credit Suisse Group (Banks (Major
Regional))..............................                    3,900         674,840
Nestle SA (Foods).......................                      689       1,241,414
Novartis AG Registered Shares (Health
Care (Drugs-Major Pharmaceuticals)).....                    1,124       1,641,256

Roche Holding AG (Health Care
(Drugs-Major Pharmaceuticals))..........                      129       1,326,022

                                                        SHARES          VALUE
                                                     ------------   -------------
SWITZERLAND--CONTINUED

UBS AG (Banks (Major Regional)).........                    4,784   $   1,427,885
Zurich Allied AG (Financial
(Diversified))..........................                    1,082         615,267
                                                                    -------------
                                                                        6,926,684
                                                                    -------------

TAIWAN -- 0.2%
Standard Foods Taiwan Ltd. GDR
(Foods)(b)..............................                   39,913         313,317

TURKEY -- 0.3%
Yapi ve Kredi Bankasi AS (Banks (Major
Regional))..............................               20,600,000         297,768

Yapi ve Kredi Bankasi AS (Banks (Major
Regional))(d)...........................               17,600,000         233,551
                                                                    -------------
                                                                          531,319
                                                                    -------------

UNITED KINGDOM -- 12.1%
3i Group PLC (Investment
Banking/Brokerage)......................                   57,501         653,956
BG PLC (Natural Gas)....................                   70,472         430,452
BOC Group PLC (Chemicals (Specialty))...                   16,347         319,519
Bank of Scotland (Banks (Major
Regional))..............................                   50,239         665,207
Barclays PLC (Banks (Major Regional))...                   27,546         801,543
Bass PLC (Beverages (Alcoholic))........                   21,410         310,654
Berkeley Group PLC (The)
(Homebuilding)..........................                   35,000         419,846
British Aerospace PLC
(Aerospace/Defense).....................                   72,113         468,041
British American Tobacco PLC
(Tobacco)...............................                   30,993         291,414
British Petroleum Co. PLC (Oil (Domestic
Integrated))............................                   98,083       1,757,887

British Telecommunications PLC
(Telephone).............................                   71,277       1,194,317
Cable & Wireless PLC (Telephone)........                   40,554         516,833
Compass Group PLC (Services (Commercial
& Consumer))............................                   42,604         422,414

Debenhams PLC (Retail (Department
Stores))................................                   34,336         230,566
FirstGroup PLC (Services (Commercial &
Consumer))..............................                   57,000         311,326

GKN PLC (Auto Parts & Equipment)........                   25,243         430,930
Glaxo Wellcome PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                   42,927       1,192,943

Granada Group PLC (Broadcasting
(Television, Radio & Cable))............                   17,208         319,259

HSBC Holdings PLC (Financial
(Diversified))..........................                   25,229         893,593
Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..................                   77,832         308,555

10                     See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                                                        SHARES          VALUE
                                                     ------------   -------------
UNITED KINGDOM--CONTINUED
Kingfisher PLC (Retail (Specialty)).....                   49,231   $     566,498
Legal & General Group PLC (Insurance
(Multi-Line))...........................                  218,538         556,335
Lloyds TSB Group PLC (Financial
(Diversified))..........................                   85,500       1,159,048
Logica PLC (Services (Data
Processing))............................                   36,500         382,606
National Westminster Bank PLC (Banks
(Major Regional)).......................                   39,912         846,180

Norwich Union PLC (Insurance
(Life/Health))..........................                   60,342         409,239
PowerGen PLC (Electric Companies).......                   34,120         367,876
RMC Group PLC (Construction (Cement &
Aggregates))............................                   27,183         436,625
Reuters Holdings Group PLC
(Publishing)............................                   49,434         650,263
Rio Tinto PLC (Metals Mining)...........                   25,481         427,160
Royal & Sun Alliance Insurance Group PLC
(Insurance (Multi-Line))................                   62,000         556,084
Schroders PLC (Investment
Banking/Brokerage)......................                   16,476         336,584
Serco Group PLC (Services (Commercial &
Consumer))..............................                    9,253         208,572

Shell Transport & Trading Co. PLC (Oil
(Domestic Integrated))..................                   97,741         732,980

Invensys Siebe PLC (Machinery
(Diversified))..........................                   93,675         443,347
SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                   64,136         833,546

Tesco PLC (Retail (Food Chains))........                  202,070         519,986
Thames Water PLC (Water Utilities)......                   22,007         348,976
Unilever PLC (Foods)....................                   37,757         335,968
Vodafone Group PLC (Telecommunications
(Cellular/Wireless))....................                   75,203       1,481,774

Woolwich PLC (Consumer Finance).........                   50,194         293,735
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........                   29,358       1,135,633
                                                                    -------------
                                                                       24,968,270
                                                                    -------------
---------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $108,893,050)                                        121,591,684
---------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                     ------------   -------------

WARRANTS -- 0.0%

GERMANY -- 0.0%
Muenchener
Rueckversicherungs-Gesellschaft AG
Warrants (Insurance (Multi-Line))(b)....                       94   $       2,811
---------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        2,811
---------------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS -- 3.0%
Diamonds Trust, Series I................                   20,000       2,187,500
NASDAQ - 100 Shares.....................                    5,000         575,312
S&P 400 Mid-Cap Depository Receipts.....                   22,000       1,724,250
S&P 500 Depository Receipts.............                   13,000       1,780,391
---------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $6,194,336)                                            6,267,453
---------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS --92.6%
(IDENTIFIED COST $172,761,746)                                        190,604,110
---------------------------------------------------------------------------------

                                      STANDARD
                                      & POOR'S       PAR
                                       RATING       VALUE
                                      (unaudited)   (000)
                                      ---------   ---------

SHORT-TERM OBLIGATIONS -- 6.9%

COMMERCIAL PAPER -- 6.9%
Corporate Asset Funding Co., Inc.
5.55%, 7/1/99.......................    A-1+      $   1,835        1,835,000

Corporate Asset Funding Co., Inc.
5.87%, 7/1/99.......................    A-1+          1,600        1,600,000

Exxon Imperial Funding U.S., Inc.
5.20%, 7/1/99.......................    A-1+          4,675        4,675,000

Koch Industries, Inc. 5.80%,
7/1/99..............................    A-1+          1,500        1,500,000

                       See Notes to Financial Statements                      11

Phoenix-Aberdeen Worldwide Opportunities Fund

                                      STANDARD
                                      & POOR'S       PAR
                                       RATING       VALUE
                                      (unaudited)   (000)         VALUE
                                      ---------   ---------   --------------
COMMERCIAL PAPER--CONTINUED
Ford Motor Credit Co. 5.41%,
7/2/99..............................     A-1      $   4,640   $    4,639,303
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $14,249,303)                                     14,249,303
----------------------------------------------------------------------------

TOTAL INVESTMENTS --99.5%
(IDENTIFIED COST $187,011,049)                                   204,853,413(a)
Cash and receivables, less liabilities--0.5%                         954,919
                                                              --------------
NET ASSETS--100.0%                                            $  205,808,332
                                                              --------------
                                                              --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,594,021 and gross depreciation of $5,333,246 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $187,592,638.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(d)  Non-tradable bonus shares.

12
                       See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................     1.5
Airlines................................     0.4
Auto Parts & Equipment..................     1.6
Automobiles.............................     1.9
Banks (Major Regional)..................    11.0
Banks (Money Center)....................     3.5
Beverages (Alcoholic)...................     0.6
Beverages (Non-Alcoholic)...............     0.7
Broadcasting (Television, Radio &
Cable)..................................     1.3
Chemicals...............................     0.3
Chemicals (Diversified).................     1.4
Chemicals (Specialty)...................     1.2
Communications Equipment................     4.9
Computers (Networking)..................     0.4
Computers (Software & Services).........     0.7
Construction (Cement & Aggregates)......     1.0
Consumer Finance........................     0.5
Containers & Packaging (Paper)..........     0.5
Distributors (Food & Health)............     0.3
Electric Companies......................     1.2
Electrical Equipment....................     3.1
Electronics (Component Distributors)....     0.2
Electronics (Semiconductors)............     1.4
Engineering & Construction..............     1.2
Equipment (Semiconductor)...............     0.3
Financial (Diversified).................     4.7
Foods...................................     2.6
Gaming, Lottery & Pari-Mutuel
Companies...............................     0.2
Health Care (Drugs-Major
Pharmaceuticals)........................     4.3
Health Care (Generic And Other).........     0.7
Health Care (Managed Care)..............     0.3
Health Care (Medical Products &
Supplies)...............................     0.2
Homebuilding............................     0.2
Household Furnishings & Appliances......     0.9
Household Products (Non-Durable)........     1.3
Insurance (Life/Health).................     1.5
Insurance (Multi-Line)..................     4.2
Insurance (Property-Casualty)...........     1.2
Investment Banking/Brokerage............     0.5
Iron & Steel............................     0.7
Leisure Time (Products).................     0.7
Machinery (Diversified).................     1.2
Manufacturing (Diversified).............     4.1
Manufacturing (Specialized).............     0.6
Metal Fabricators.......................     0.4
Metals Mining...........................     0.4
Natural Gas.............................     0.7
Office Equipment & Supplies.............     0.2
Oil & Gas (Drilling & Equipment)........     0.2
Oil & Gas (Exploration & Production)....     0.1
Oil & Gas (Refining & Marketing)........     0.8
Oil (Domestic Integrated)...............     2.8
Oil (International Integrated)..........     0.5
Paper & Forest Products.................     0.8
Photography/Imaging.....................     1.1
Publishing..............................     0.8
Real Estate Development.................     0.0
Retail (Building Supplies)..............     0.4
Retail (Department Stores)..............     0.1
Retail (Food Chains)....................     1.1
Retail (Specialty)......................     1.7
Services (Commercial & Consumer)........     0.9
Services (Data Processing)..............     1.7
Shipping................................     0.8
Specialty Printing......................     0.3

Telecommunications
(Cellular/Wireless).....................     1.7
Telecommunications (Long Distance)......     3.5
Telephone...............................     5.9
Tobacco.................................     0.5
Waste Management........................     1.2
Water Utilities.........................     0.2
                                          ------
                                           100.0%
                                          ------
                                          ------

                       See Notes to Financial Statements                      13

Phoenix-Aberdeen Worldwide Opportunities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999

ASSETS
Investment securities at value
  (Identified cost $187,011,049)                              $  204,853,413
Cash                                                                   9,758
Receivables
  Investment securities sold                                      10,093,076
  Fund shares sold                                                   999,653
  Dividends                                                          270,727
  Tax reclaim                                                        118,266
Prepaid expenses                                                       4,045
                                                              --------------
  Total assets                                                   216,348,938
                                                              --------------
LIABILITIES
Payables
  Foreign currency at value (Identified cost $583)                       588
  Investment securities purchased                                  9,949,287
  Fund shares repurchased                                            217,881
  Investment advisory fee                                            124,087
  Transfer agent fee                                                  85,238
  Distribution fee                                                    49,390
  Financial agent fee                                                 16,457
  Trustees' fee                                                        4,944
Accrued expenses                                                      92,734
                                                              --------------
  Total liabilities                                               10,540,606
                                                              --------------
NET ASSETS                                                    $  205,808,332
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 163,478,220
Distributions in excess of net investment income                    (223,516)
Accumulated net realized gain                                     24,717,758
Net unrealized appreciation                                       17,835,870
                                                              --------------
NET ASSETS                                                    $  205,808,332
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $192,618,858)               17,622,211
Net asset value per share                                             $10.93
Offering price per share $10.93/(1-4.75%)                             $11.48
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,351,382)                 1,183,048
Net asset value and offering price per share                          $10.44
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $838,092)                       80,403
Net asset value and offering price per share                          $10.42

                            STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 1999

INVESTMENT INCOME
Dividends                                                     $   2,625,083
Interest                                                            464,408
Foreign taxes withheld                                             (160,672)
                                                              -------------
  Total investment income                                         2,928,819
                                                              -------------
EXPENSES
Investment advisory fee                                           1,435,159
Distribution fee, Class A                                           450,501
Distribution fee, Class B                                           109,645
Distribution fee, Class C                                             1,850
Financial agent fee                                                 182,694
Transfer agent                                                      335,686
Custodian                                                           165,396
Professional                                                         85,273
Printing                                                             38,249
Registration                                                         35,773
Trustees                                                             14,921
Miscellaneous                                                        12,631
                                                              -------------
  Total expenses                                                  2,867,778
                                                              -------------
NET INVESTMENT INCOME                                                61,041
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  50,114,718
Net realized gain on foreign currency transactions                   30,812
Net change in unrealized appreciation (depreciation) on
  investments                                                   (33,666,438)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 (4,248)
                                                              -------------
NET GAIN ON INVESTMENTS                                          16,474,844
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  16,535,885
                                                              -------------
                                                              -------------

14                     See Notes to Financial Statements

Phoenix-Aberdeen Worldwide Opportunities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended      Year Ended
                                             6/30/99          6/30/98
                                          --------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $       61,041   $     281,863
  Net realized gain (loss)                    50,145,530      15,873,450
  Net change in unrealized appreciation
    (depreciation)                           (33,670,686)     31,295,703
                                          --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 16,535,885      47,451,016
                                          --------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                      --      (1,559,972)
  Net investment income, Class B                      --         (82,470)
  Net realized gains, Class A                (34,904,402)    (16,213,603)
  Net realized gains, Class B                 (2,069,960)       (923,384)
  Net realized gains, Class C                    (20,465)             --
  In excess of net investment income,
    Class A                                           --        (334,226)
  In excess of net investment income,
    Class B                                           --         (17,669)
                                          --------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (36,994,827)    (19,131,324)
                                          --------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (12,453,031 and 1,700,588 shares,
    respectively)                            136,514,002      19,328,353
  Net asset value of shares issued from
    reinvestment of distributions
    (3,086,328 and 1,716,156 shares,
    respectively)                             31,171,910      16,423,613
  Cost of shares repurchased (12,685,436
    and 2,883,240 shares, respectively)     (139,064,651)    (32,460,031)
                                          --------------   -------------
Total                                         28,621,261       3,291,935
                                          --------------   -------------
CLASS B
  Proceeds from sales of shares (986,822
    and 234,656 shares, respectively)         10,356,022       2,624,751
  Net asset value of shares issued from
    reinvestment of distributions
    (177,841 and 100,820 shares,
    respectively)                              1,723,276         939,638
  Cost of shares repurchased (883,524
    and 232,300 shares, respectively)         (9,320,274)     (2,549,881)
                                          --------------   -------------
Total                                          2,759,024       1,014,508
                                          --------------   -------------
CLASS C
  Proceeds from sales of shares (83,139
    and 0 shares, respectively)                  877,235              --
  Net asset value of shares issued from
    reinvestment of distributions (2,112
    and 0 shares, respectively)                   20,465              --
  Cost of shares repurchased (4,848 and
    0 shares, respectively)                      (54,062)             --
                                          --------------   -------------
Total                                            843,638              --
                                          --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                   32,223,923       4,306,443
                                          --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS       11,764,981      32,626,135
                                          --------------   -------------
NET ASSETS
  Beginning of period                        194,043,351     161,417,216
                                          --------------   -------------
  END OF PERIOD [INCLUDING DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME
    OF ($223,516) AND ($420,414),
    RESPECTIVELY]                         $  205,808,332   $ 194,043,351
                                          --------------   -------------
                                          --------------   -------------

                       See Notes to Financial Statements                      15

Phoenix-Aberdeen Worldwide Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                      ---------------------------------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                      ---------------------------------------------------------------------------------
                                        1999              1998              1997              1996              1995
Net asset value, beginning of period   $12.40             $10.75           $10.29             $9.04            $10.17
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)            0.01(1)           0.02              0.03(1)          (0.02)(1)          0.01(1)
  Net realized and unrealized gain        0.90              2.97              1.25              1.87              0.56
                                      ---------         ---------         ---------         ---------         ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                        0.91              2.99              1.28              1.85              0.57
                                      ---------         ---------         ---------         ---------         ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  --             (0.13)            (0.04)               --                --
  Dividends from net realized gains      (2.38)            (1.20)            (0.78)            (0.60)            (1.37)
  In excess of net investment income        --             (0.01)               --                --                --
  In excess of net realized gains           --                --                --                --             (0.33)
                                      ---------         ---------         ---------         ---------         ---------
      TOTAL DISTRIBUTIONS                (2.38)            (1.34)            (0.82)            (0.60)            (1.70)
                                      ---------         ---------         ---------         ---------         ---------
Change in net asset value                (1.47)             1.65              0.46              1.25             (1.13)
                                      ---------         ---------         ---------         ---------         ---------
NET ASSET VALUE, END OF PERIOD          $10.93            $12.40            $10.75            $10.29             $9.04
                                      ---------         ---------         ---------         ---------         ---------
                                      ---------         ---------         ---------         ---------         ---------
Total return(2)                           8.90%            31.45%            13.40%            21.39%             6.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $192,619          $183,188          $153,005          $146,052          $126,481
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.45%             1.42%             1.53%             1.60%             1.80%
  Net investment income (loss)            0.07%             0.21%             0.34%            (0.19%)            0.16%
Portfolio turnover                         166%              156%              234%              245%              277%

                                                                       CLASS B                                         CLASS C
                                      -------------------------------------------------------------------------       ---------
                                                                                                        FROM            FROM
                                                                                                      INCEPTION       INCEPTION
                                                         YEAR ENDED JUNE 30,                           7/15/94        12/16/98
                                      ---------------------------------------------------------          TO              TO
                                           1999            1998            1997            1996        6/30/95         6/30/99
Net asset value, beginning of period     $12.04          $10.53          $10.14           $8.98         $10.40         $11.62
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)             (.07)(1)       (0.06)          (0.03)(1)       (0.08)(1)      (0.02)(1)          --(1)
  Net realized and unrealized gain         0.85            2.90            1.21            1.84           0.30            1.18
                                      ---------       ---------       ---------       ---------       ---------       ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                         0.78            2.84            1.18            1.76           0.28            1.18
                                      ---------       ---------       ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   --           (0.11)          (0.01)             --             --              --
  Dividends from net realized gains       (2.38)          (1.20)          (0.78)          (0.60)         (1.37)          (2.38)
  In excess of net investment income         --           (0.02)             --              --             --              --
  In excess of net realized gains            --              --              --              --          (0.33)             --
                                      ---------       ---------       ---------       ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                 (2.38)          (1.33)          (0.79)          (0.60)         (1.70)          (2.38)
                                      ---------       ---------       ---------       ---------       ---------       ---------
Change in net asset value                 (1.60)           1.51            0.39            1.16          (1.42)          (1.20)
                                      ---------       ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD           $10.44          $12.04          $10.53          $10.14          $8.98          $10.42
                                      ---------       ---------       ---------       ---------       ---------       ---------
                                      ---------       ---------       ---------       ---------       ---------       ---------
Total return(2)                            7.99%          30.61%          12.46%          20.50%          3.54%(3)       11.68%(3)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                       $  12,351       $  10,855       $   8,412       $   5,709       $  2,849        $    838
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                       2.21%           2.17%           2.29%           2.34%          2.61%(4)        2.28%(4)
  Net investment income (loss)            (0.65%)         (0.54%)         (0.35%)         (0.86%)        (0.33%)(4)       0.04%(4)
Portfolio turnover                          166%            156%            234%            245%           277%(3)         166%(3)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

16
                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation by investing in equity securities of domestic and non-U.S. issuers. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale of the security on that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses from investment transactions are reported on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds and to manage the Fund's currency exposure. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (CONTINUED)

2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

  As compensation for their services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund up to $1 billion, 0.70% between $1 billion and $2 billion, and 0.65% in excess of $2 billion.

  Effective October 27, 1998, Aberdeen Fund Managers, Inc. ("Aberdeen") was appointed subadviser to the Phoenix-Aberdeen Worldwide Opportunities Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix-Aberdeen Worldwide Opportunities Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $11,464 for Class A shares and deferred sales charges of $34,007 for Class B shares and $50 for Class C shares for the year ended June 30, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended June 30, 1999, approximately $221,036 was retained by the Distributor, $324,146 was paid to unaffiliated participants and $16,814 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended June 30, 1999, transfer agent fees were $335,686 of which PEPCO retained $137,915 which is net of the fees paid to State Street.

  At June 30, 1999, PHL and affiliates held 241 Class A shares, 2 Class B shares and 10,718 Class C shares of the Fund with a combined value of $114,332.

3. PURCHASE AND SALE OF SECURITIES

  Portfolio purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1999 aggregated $303,475,674 and $321,781,409 respectively. There were no purchases or sales of long-term U.S. Government securities.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of June 30, 1999, the Fund has decreased capital paid in on shares of beneficial interest by $5,300, decreased undistributed net investment loss by $135,857 and decreased accumulated net realized gain by $130,557.

6. OTHER

  On February 9, 1999, the Board of Trustees of Phoenix-Engemann Funds unanimously approved an Agreement and Plan of Reorganization relating to the proposed combination of the Phoenix-Aberdeen Worldwide Opportunities Fund and the Phoenix-Engemann Global Growth Fund.

  Pursuant to the Agreement, the Global Growth Fund will transfer substantially all of its assets to the Worldwide Opportunities Fund in exchange for shares of the Worldwide Opportunities Fund and the assumption by the Worldwide Opportunities Fund of certain identified liabilities of the Global Growth Fund. Following the exchange, the Global Growth Fund will distribute the shares of the Worldwide Opportunities Fund to its shareholders pro rata, in liquidation of the Global Growth Fund.

TAX INFORMATION NOTICE (UNAUDITED)
LONG-TERM CAPITAL GAINS

  The Fund distributed $17,812,920 of long-term capital gain dividends.

  This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Worldwide Opportunities Fund unless preceded or accompanied by and effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                    [LOGO]

To the Trustees and Shareholders of
Phoenix-Aberdeen Worldwide Opportunities Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (excluding Standard & Poor's ratings), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
August 6, 1999

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


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